ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Retention balance, current	$ 436	$ 478
Construction services
Disclosure of financial assets [line items]
Retention balance, current	$ 213	$ 231